Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Basic net earnings	$ 239,109	$ 236,909	$ 202,509
Weighted average number of shares, basic net earnings	42,750	42,742	42,711
Basic net earnings per share	$ 5.59	$ 5.54	$ 4.74
Employee stock options, Per Share amount	3	10	22
Weighted average number of shares, diluted net earnings	42,753	42,752	42,733
Diluted net earnings per share	$ 5.59	$ 5.54	$ 4.74